Fair Value Measurements (Details) - Schedule of Changes In Embedded Derivative Liability - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Disclosure In Tabular Form Of Changes In Embedded Derivative Liability Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance	$ 1,889,084	$ 0	$ 0
Issuance of convertible notes with bifurcated embedded derivative	1,062,776	1,365,300
Issuance of CP BF convertible notes with bifurcated embedded derivative		1,375	0
Extinguishment of Old Alco Note derivative		(70,000)
Change in fair value	72,359	592,409	0
Fair Value, Ending Balance	3,024,219	1,889,084	0
Third Party [Member]
Disclosure In Tabular Form Of Changes In Embedded Derivative Liability Based On Significant Unobservable Input [Line Items]
Fair Value, Opening Balance	893,216	4,000	0
Issuance of convertible notes with bifurcated embedded derivative	623,065	619,700
Issuance of CP BF convertible notes with bifurcated embedded derivative		625	3,000
Extinguishment of Old Alco Note derivative		0
Change in fair value	36,500	268,891	1,000
Fair Value, Ending Balance	$ 1,552,781	$ 893,216	$ 4,000